SUPPLEMENT DATED MAY 1, 2012 TO
                      THE PROSPECTUS DATED MARCH 15, 2012

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 878

             DOW JONES VALUE RBP DIVIDEND FOCUS PORTFOLIO, SERIES 8
                              FILE NO. 333-179201

      Notwithstanding anything to the contrary in the Prospectus, the market capitalization breakdown in the "Portfolio Diversification" section of the Prospectus is hereby deleted and replaced with the following:


MARKET CAPITALIZATION                          APPROXIMATE PORTFOLIO PERCENTAGE
---------------------                          --------------------------------
Small-Capitalization                                                       2.19%
Mid-Capitalization                                                        35.56
Large-Capitalization                                                      62.25
                                                                         -------
                                                                         100.00%
                                                                         =======


                       Please keep for future reference.